Schedule of Investments (unaudited) March 31, 2022	BlackRock Enhanced Government Fund, Inc. (EGF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
Birch Grove CLO Ltd., Series 19A, Class CR, (3 mo. LIBOR US + 2.20%), 3.03%, 06/15/31(a)(b)	$300	$296,817
BlueMountain CLO XXV Ltd., Series 2019-25A, Class BR, (3 mo. LIBOR US + 1.70%), 1.94%, 07/15/36(a)(b)	250	246,737
Elmwood CLO X Ltd., Series 2021-3A, Class C, (3 mo. LIBOR US + 1.95%), 2.20%, 10/20/34(a)(b)	500	493,879
Neuberger Berman Loan Advisers CLO 35 Ltd., Series 2019-35A, Class C, (3 mo. LIBOR US + 2.60%), 2.85%, 01/19/33(a)(b)	250	249,635
OHA Credit Funding 4 Ltd., Series 2019-4A, Class CR, (3 mo. LIBOR US + 2.05%), 2.31%, 10/22/36(a)(b)	250	248,766
Palmer Square CLO Ltd., Series 2015-1A, Class BR4, (3 mo. LIBOR US + 1.85%), 2.33%, 05/21/34(a)(b)	250	246,155
Palmer Square Loan Funding Ltd.(a)(b)
Series 2019-2A, Class B, (3 mo. LIBOR US + 2.25%), 2.50%, 04/20/27	250	249,500
Series 2019-4A, Class B, (3 mo. LIBOR US + 2.10%), 2.36%, 10/24/27	250	249,840
Securitized Asset-Backed Receivables LLC Trust, Series 2005-OP1, Class M2, (1 mo. LIBOR US + 0.68%), 1.13%, 01/25/35(a)	142	134,969
Trimaran Cavu Ltd., Series 2019-1A, Class C1, (3 mo. LIBOR US + 3.15%), 3.40%, 07/20/32(a)(b)	250	249,925

Total Asset-Backed Securities — 5.5% (Cost: $2,680,914)		2,666,223

Corporate Bonds

Capital Markets — 0.3%
Charles Schwab Corp., Series H, (10 year CMT + 3.08%), 4.00%(a)(c)	150	134,718

Diversified Telecommunication Services — 0.2%
Verizon Communications, Inc., 2.55%, 03/21/31	130	120,776

Media — 0.3%
Comcast Corp., 3.40%, 04/01/30	120	121,566

Pharmaceuticals — 0.3%
AbbVie, Inc., 2.95%, 11/21/26	125	123,825

Producer Durables: Miscellaneous — 0.2%
Oracle Corp., 2.88%, 03/25/31	125	113,974

Total Corporate Bonds — 1.3% (Cost: $631,552)		614,859

Foreign Agency Obligations

Supranational — 0.8%
International Bank for Reconstruction & Development, Series C, 0.00%, 09/17/30(d)	500	393,673

Total Foreign Agency Obligations — 0.8% (Cost: $440,571)		393,673

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 7.0%
Angel Oak Mortgage Trust, 2.88%, 12/25/66(b)	77	76,349
Banc of America Mortgage Trust, Series 2003-J, Class 2A1, 2.47%, 11/25/33(a)	21	20,102

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
COLT Mortgage Loan Trust, 2.99%, 02/25/67(b)	$147	$143,655
Credit Suisse Mortgage Capital Certificates Trust, 2.87%, 01/25/67(a)(b)(e)	147	147,286
Ellington Financial Mortgage Trust, Series 2022-1, Class A1, 2.21%, 01/25/67(a)(b)	268	253,778
Fannie Mae REMICS
3.00%, 07/25/43	500	497,610
3.00%, 11/25/47	433	419,598
Freddie Mac REMICS, 3.00%, 10/25/49	504	494,810
GS Mortgage-Backed Securities Corp. Trust, 2.50%, 06/25/52(a)(b)	100	91,723
J.P. Morgan Mortgage Trust, 3.00%, 09/25/52	100	93,906
Mello Mortgage Capital Acceptance, 3.00%, 04/25/52	100	96,297
MFA Trust(a)(b)
Series 2020-NQM1, Class A1, 1.48%, 03/25/65	105	102,710
Series 2021-NQM1, Class M1, 2.31%, 04/25/65	250	241,560
OBX Trust, 3.00%, 02/25/52	100	95,219
RCKT Mortgage Trust, 3.00%, 02/25/52(a)(b)	99	94,001
STAR Trust, Series 2021-1, Class M1, 2.36%, 05/25/65(a)(b)	200	192,286
TRK Trust, Series 2021-INV2, Class A1, 1.97%, 11/25/56(a)(b)	169	160,651
Verus Securitization Trust
2.72%, 01/25/67(b)	98	95,071
4.13%, 02/25/67	100	99,859

		3,416,471
Interest Only Collateralized Mortgage Obligations — 0.0%
CitiMortgage Alternative Loan Trust, Series 2007-A5, Class 1A7, 6.00%, 05/25/37	80	15,260

Total Non-Agency Mortgage-Backed Securities — 7.0% (Cost: $3,551,296)		3,431,731

Preferred Securities

Capital Trusts — 3.1%(a)

Banks(c) — 0.7%
U.S. Bancorp, 3.70%	180	162,900
Wells Fargo & Co., Series U, 5.88%	160	167,168

		330,068
Capital Markets — 0.3%
Bank of New York Mellon Corp., Series I, 3.75%(c)	175	161,770

Diversified Financial Services(c) — 1.6%
Bank of America Corp., Series FF, 5.88%	360	363,528
JPMorgan Chase & Co.
Series FF, 5.00%	175	174,418
Series KK, 3.65%	265	247,775

		785,721
Electric Utilities — 0.5%
PPL Capital Funding, Inc., Series A, 3.66%, 03/30/67	285	250,088

		1,527,647

Total Preferred Securities — 3.1% (Cost: $1,637,449)		1,527,647

1

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Enhanced Government Fund, Inc. (EGF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Sponsored Agency Securities

Agency Obligations — 2.0%
Fannie Mae Mortgage-Backed Securities, 3.50%, 09/01/34 - 02/01/35	$941	$964,795

Collateralized Mortgage Obligations — 1.5%
Freddie Mac REMICS, Series 4480, Class ZX, 4.00%, 11/15/44	723	743,241

Interest Only Collateralized Mortgage Obligations — 0.6%
Fannie Mae REMICS
Series 2012-47, Class NI, 4.50%, 04/25/42	315	61,000
Series 2012-96, Class DI, 4.00%, 02/25/27	29	94
Government National Mortgage Association(a)
Series 2009-116, Class KS, (1 mo. LIBOR US + 6.47%), 6.04%, 12/16/39	140	17,425
Series 2011-52, Class NS, (1 mo. LIBOR US + 6.67%), 6.24%, 04/16/41	1,501	191,636

		270,155
Mortgage-Backed Securities — 57.1%
Freddie Mac Mortgage-Backed Securities, 3.50%, 08/01/33 - 01/01/46	2,036	2,081,588
Ginnie Mae, Series 2006-30, Class IO, 2.73%, 05/16/46(a)	51	1
Ginnie Mae Mortgage-Backed Securities, 5.00%, 11/15/35	2	1,797
Uniform Mortgage-Backed Securities
5.50%, 10/01/23 - 09/01/36	1,005	1,099,367
4.00%, 10/01/24 - 02/01/41	2,596	2,712,740
2.50%, 10/01/28 - 01/01/52	8,623	8,319,632
5.00%, 11/01/33 - 02/01/40	1,194	1,290,407
6.00%, 02/01/36 - 03/01/38	98	107,231
4.50%, 04/01/39 - 02/01/46	3,600	3,810,606
3.00%, 03/01/43 - 05/12/52(f)	5,502	5,424,954
3.50%, 08/01/44	1,115	1,135,741
2.00%, 04/01/52 - 05/01/52(f)	1,950	1,808,975

		27,793,039

Total U.S. Government Sponsored Agency Securities — 61.2% (Cost: $29,999,931)		29,771,230

U.S. Treasury Obligations
U.S. Treasury Bonds
1.88%, 02/15/41 - 02/15/51	4,245	3,735,527
3.00%, 08/15/48(g)(h)	5,100	5,568,562
2.38%, 05/15/51	700	685,945
2.00%, 08/15/51	950	857,078
U.S. Treasury Notes
2.00%, 05/31/24(h)	4,930	4,888,403
2.88%, 07/31/25(h)	9,230	9,330,953
0.75%, 03/31/26	560	522,222
1.25%, 03/31/28 - 08/15/31	1,220	1,126,100
1.13%, 02/15/31	2,090	1,887,123
1.63%, 05/15/31	600	564,891

Total U.S. Treasury Obligations — 59.9% (Cost: $29,275,931)		29,166,804

Total Long-Term Investments — 138.8% (Cost: $68,217,644)		67,572,167

Security	Shares	Value

Short-Term Securities

Money Market Funds — 2.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.21%(i)(j)	1,332,650	$1,332,650

Total Short-Term Securities — 2.7% (Cost: $1,332,650)		1,332,650

Total Investments Before TBA Sale Commitments and Options Written — 141.5% (Cost: $69,550,294)		68,904,817

	Par (000)

TBA Sale Commitments(f)

Mortgage-Backed Securities — (4.3)%
Uniform Mortgage-Backed Securities
2.00%, 04/13/22	$(600)	(556,946)
3.00%, 04/13/22	(1,600)	(1,565,000)

Total TBA Sale Commitments — (4.3)% (Proceeds: $(2,120,879))		(2,121,946)

Options Written — (0.6)% (Premiums Received: $(270,500))		(272,351)

Total Investments, Net of TBA Sale Commitments and Options Written — 136.6% (Cost: $67,158,915)		66,510,520

Liabilities in Excess of Other Assets — (36.6)%		(17,835,674)

Net Assets — 100.0%		$48,674,846

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Perpetual security with no stated maturity date.
(d)	Zero-coupon bond.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Represents or includes a TBA transaction.
(g)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(h)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Enhanced Government Fund, Inc. (EGF)

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/22	Shares Held at 03/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$4,355,867	$—	$(3,023,217	)(a)	$—	$—	$1,332,650	1,332,650	$157	$—

(a)	Represents net amount purchased (sold).

Reverse Repurchase Agreements

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)
Credit Agricole Corporate and Investment Bank	0.33	%(b)	10/06/21	Open		$4,818,500	$4,820,427	U.S. Treasury Obligations	Open/Demand
BofA Securities, Inc.	0.08	(b)	11/16/21	Open		7,516,250	7,518,522	U.S. Treasury Obligations	Open/Demand
Credit Agricole Corporate and Investment Bank	0.33	(b)	02/22/22	Open		2,272,500	2,272,692	U.S. Treasury Obligations	Open/Demand

						$14,607,250	$14,611,641

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year U.S. Treasury Note	2	06/21/22	$246	$1,341
10-Year U.S. Ultra Long Treasury Note	18	06/21/22	2,438	(133,870)
U.S. Long Bond	4	06/21/22	601	(16,222)
2-Year U.S. Treasury Note	9	06/30/22	1,906	(31,857)
5-Year U.S. Treasury Note	17	06/30/22	1,947	(68,973)

				(249,581)

Short Contracts
Ultra U.S. Treasury Bond	37	06/21/22	6,549	259,265

				$9,684

OTC Interest Rate Swaptions Written

	Paid by the Fund		Received by the Fund			Expiration Date	Exercise Rate	Notional Amount (000)		Value
Description	Rate	Frequency	Rate	Frequency	Counterparty
Call
10-Year Interest Rate Swap, 04/30/32	2.18%	Semi-Annual	1-Day SOFR, 0.33%	Quarterly	Morgan Stanley & Co. International PLC	04/28/22	2.18%	USD	5,146	$(61,352)
2-Year Interest Rate Swap, 04/30/24	2.39%	Semi-Annual	1-Day SOFR, 0.33%	Quarterly	Morgan Stanley & Co. International PLC	04/28/22	2.39	USD	20,564	(60,170)
30-Year Interest Rate Swap, 04/30/52	2.04%	Semi-Annual	1-Day SOFR, 0.33%	Quarterly	Morgan Stanley & Co. International PLC	04/28/22	2.04	USD	2,576	(65,070)
5-Year Interest Rate Swap, 04/30/27	2.30%	Semi-Annual	1-Day SOFR, 0.33%	Quarterly	Morgan Stanley & Co. International PLC	04/28/22	2.30	USD	13,028	(85,759)

										$(272,351)

3

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Enhanced Government Fund, Inc. (EGF)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1.61%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A		03/28/32	USD	850	$61,421	$—	$61,421
1.66%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	04/25/22	(a)	04/25/32	USD	1,200	82,776	—	82,776
3-Month LIBOR, 0.96%	Quarterly	1.92%	Semi-Annual	N/A		10/27/41	USD	250	(17,758)	(610)	(17,148)
3-Month LIBOR, 0.96%	Quarterly	1.75%	Semi-Annual	N/A		11/09/41	USD	400	(39,483)	(670)	(38,813)
1.91%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A		10/28/51	USD	230	17,507	552	16,955
3-Month LIBOR, 0.96%	Quarterly	1.77%	Semi-Annual	N/A		11/01/51	USD	1,000	(107,604)	(2,083)	(105,521)

									$(3,141)	$(2,811)	$(330)

(a)	Forward Swap.

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating	(a)	Notional Amount (00)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9	3.00%	Monthly	Goldman Sachs International	09/17/58	N/R		USD	100	$(10,151)	$(10,851)	$700
CMBX.NA.9	3.00	Monthly	Goldman Sachs International	09/17/58	N/R		USD	67	(6,767)	(6,902)	135
CMBX.NA.9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R		USD	41	(4,162)	(4,475)	313
CMBX.NA.9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R		USD	33	(3,383)	(3,424)	41

									$(24,463)	$(25,652)	$1,189

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Enhanced Government Fund, Inc. (EGF)

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$2,666,223	$—	$2,666,223
Corporate Bonds	—	614,859	—	614,859
Foreign Agency Obligations	—	393,673	—	393,673
Non-Agency Mortgage-Backed Securities	—	3,284,445	147,286	3,431,731
Preferred Securities
Capital Trusts	—	1,527,647	—	1,527,647
U.S. Government Sponsored Agency Securities	—	29,771,230	—	29,771,230
U.S. Treasury Obligations	—	29,166,804	—	29,166,804
Short-Term Securities
Money Market Funds	1,332,650	—	—	1,332,650
Liabilities
Investments
TBA Sale Commitments	—	(2,121,946)	—	(2,121,946)

	$1,332,650	$65,302,935	$147,286	$66,782,871

Derivative Financial Instruments(a)
Assets
Credit Contracts	$—	$1,189	$—	$1,189
Interest Rate Contracts	260,606	161,152	—	421,758
Liabilities
Interest Rate Contracts	(250,922)	(433,833)	—	(684,755)

	$9,684	$(271,492)	$—	$(261,808)

(a)

Derivative financial instruments are swaps, futures contracts and options written. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $14,611,641 are categorized as Level 2 within the fair value hierarchy.

Currency Abbreviation

USD	United States Dollar

Portfolio Abbreviation

CLO	Collateralized Loan Obligation

CMT	Constant Maturity Treasury

LIBOR	London Interbank Offered Rate

SOFR	Secured Overnight Financing Rate

TBA	To-Be-Announced

5